Note 2 - Risks and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Nature of Operations [Text Block]
2.     Risks and Uncertainties

We operate in a highly regulated and competitive environment. The development, manufacturing and marketing of pharmaceutical products require approval from, and are subject to ongoing oversight by, the Food and Drug Administration (“FDA”) in the United States, the Therapeutic Goods Administration (“TGA”) in Australia, the European Medicines Agency (“EMA”) in the European Union, and comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may take many years, and is normally expected to involve substantial expenditures.

We have incurred losses of $15.5 million since our inception in 2011. For the six months ended June 30, 2016, we incurred a net loss and negative cash flows from operating activities of $1.8 million and $631,000, respectively. We expect to incur substantial losses for the foreseeable future, which will continue to generate negative cash flows from operating activities, as we continue to pursue research and development activities and seek to commercialize our initial product candidate, SBP-101
. As of June 30, 2016, we had cash and cash equivalents of $1.9 million, working capital of $419,000 and stockholders’ deficit of $2.6 million. The Company’s principal sources of cash have historically included the issuance of convertible debt and equity securities.

The accompanying condensed consolidated financial statements have been prepared assuming that we will continue as a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments relating to the recoverability or classification of assets or the amounts of liabilities that might result from the outcome of these uncertainties. Our current independent registered public accounting firm, included a paragraph emphasizing this going concern uncertainty in their audit report on our 2015 financial statements dated March 8, 2016. Our ability to continue as a going concern, realize the carrying value of our assets and discharge our liabilities in the ordinary course of business is dependent upon a number of factors, including our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our SBP-101 product candidate in the United States, Australia, the European Union or other markets and ultimately our ability to market and sell our SBP-101 product candidate. These factors, among others, raise substantial doubt about our ability to continue operations as a going concern. See note 4 entitled “Liquidity and Management’s Plans.”

2.     Risks and Uncertainties

The Company operates in a highly regulated and competitive environment. The development, manufacturing and marketing of pharmaceutical products require approval from, and are subject to ongoing oversight by, the Food and Drug Administration (“FDA”) in the United States, the Therapeutic Goods Administration (“TGA”) in Australia, the European Medicines Agency (“EMA”) in the European Union, and comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may take many years, and is normally expected to involve substantial expenditures.

We have incurred losses of $13.7 million since SBR’s inception in 2011. For the year ended December 31, 2015, we incurred a net loss and negative cash flows from operating activities of $4.9 million and $3.9 million, respectively. We expect to incur substantial losses for the foreseeable future, which will continue to generate negative net cash flows from operating activities, as we continue to pursue research and development activities and seek to commercialize our primary product candidate, SBP-101
. As of December 31, 2015, we had cash and cash equivalents of $925,000, working capital of $357,000 and shareholders’ deficit of $2.7 million. We believe our cash and cash equivalents as of December 31, 2015, will be sufficient to fund our planned operations through the first quarter of 2016. The Company’s principal sources of cash have included the issuance of convertible debt and equity securities.

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business and do not include any adjustments relating to the recoverability or classification of assets or the amounts of liabilities that might result from the outcome of these uncertainties. Our ability to continue as a going concern, realize the carrying value of our assets and discharge our liabilities in the ordinary course of business is dependent upon a number of factors, including our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our SBP-101 product candidate in the United States, Australia, the European Union or other markets and ultimately our ability to market and sell our SBP-101 product candidate. These factors, among others, raise substantial doubt about our ability to continue operations as a going concern. See Note 3 entitled “Liquidity and Management’s Plans.”